Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents	$ 35,476	$ 35,003
Short-term bank deposits	368,446	205,934
Marketable securities	87,258	271,023
Total financial assets	491,180	511,960
Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents	35,476	35,003
Short-term bank deposits	368,446	205,934
Marketable securities
Total financial assets	403,922	240,937
Level 2 [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents
Short-term bank deposits
Marketable securities	87,258	271,023
Total financial assets	87,258	271,023
Level 3 [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents
Short-term bank deposits
Marketable securities
Total financial assets